Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	953,188,414.82	42,636
Yield Supplement Overcollateralization Amount 05/31/23	101,813,848.40	0
Receivables Balance 05/31/23	1,055,002,263.22	42,636
Principal Payments	35,607,288.55	686
Defaulted Receivables	663,598.72	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	97,074,429.04	0
Pool Balance at 06/30/23	921,656,946.91	41,929

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.61%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,376,533.00	273
Past Due 61-90 days	1,332,369.74	54
Past Due 91-120 days	209,698.73	9
Past Due 121+ days	0.00	0
Total	7,918,601.47	336

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	319,070.97
Aggregate Net Losses/(Gains) - June 2023	344,527.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.39%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Overcollateralization Target Amount	10,599,054.89
Actual Overcollateralization	10,599,054.89
Weighted Average Contract Rate	5.61%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	57.13

Flow of Funds	$ Amount
Collections	40,942,079.91
Investment Earnings on Cash Accounts	17,011.27
Servicing Fee	(879,168.55)
Transfer to Collection Account	-
Available Funds	40,079,922.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,879,335.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,829,801.14
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,599,054.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,836,528.76

Total Distributions of Available Funds	40,079,922.63

Servicing Fee	879,168.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	942,226,748.05
Principal Paid	31,168,856.03
Note Balance @ 07/17/23	911,057,892.02

Class A-1
Note Balance @ 06/15/23	115,396,748.05
Principal Paid	31,168,856.03
Note Balance @ 07/17/23	84,227,892.02
Note Factor @ 07/17/23	38.8146968%

Class A-2a
Note Balance @ 06/15/23	230,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	230,000,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-2b
Note Balance @ 06/15/23	153,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	153,000,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-3
Note Balance @ 06/15/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	297,200,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	99,500,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	31,390,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	15,740,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,074,537.84
Total Principal Paid	31,168,856.03
Total Paid	35,243,393.87

Class A-1
Coupon	5.31600%
Interest Paid	545,288.10
Principal Paid	31,168,856.03
Total Paid to A-1 Holders	31,714,144.13

Class A-2a
Coupon	5.25000%
Interest Paid	1,006,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,006,250.00

Class A-2b
SOFR Rate	5.06662%
Coupon	5.77662%
Interest Paid	785,620.32
Principal Paid	0.00
Total Paid to A-2b Holders	785,620.32

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9034496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8600884
Total Distribution Amount	33.7635380

A-1 Interest Distribution Amount	2.5128484
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	143.6352812
Total A-1 Distribution Amount	146.1481296

A-2a Interest Distribution Amount	4.3750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3750000

A-2b Interest Distribution Amount	5.1347733
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.1347733

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	154.96
Noteholders' Third Priority Principal Distributable Amount	504.99
Noteholders' Principal Distributable Amount	340.05

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	2,616,119.83
Investment Earnings	10,878.51
Investment Earnings Paid	(10,878.51)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,544,279.58	$1,887,577.21	$1,978,831.12
Number of Extensions	103	79	77
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.17%	0.17%